CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands	CNY (¥) shares	USD ($) shares	Ordinary Shares CNY (¥) shares	Ordinary Shares USD ($) shares	Treasury Shares CNY (¥) shares	Treasury Shares USD ($) shares	Additional Paid-in Capital CNY (¥)	Additional Paid-in Capital USD ($)	Accumulated Deficit CNY (¥)	Accumulated Deficit USD ($)	Accumulated Other Comprehensive Income CNY (¥)	Accumulated Other Comprehensive Income USD ($)	Total Four Seasons Education (Cayman) Inc. Shareholders' Equity CNY (¥)	Total Four Seasons Education (Cayman) Inc. Shareholders' Equity USD ($)	Non-controlling Interests CNY (¥)	Non-controlling Interests USD ($)
Beginning Balance at Feb. 28, 2023	¥ 511,890		¥ 14		¥ (55,931)		¥ 780,191		¥ (282,300)		¥ 15,758		¥ 457,732		¥ 54,158
Beginning Balance, Shares at Feb. 28, 2023 | shares			21,189,215	21,189,215
Beginning Balance, Shares at Feb. 28, 2023 | shares					2,912,768	2,912,768
Acquisition of subsidiaries	1,125														1,125
Disposal of a subsidiaries	(1,956)														(1,956)
Repurchase of ordinary shares (Note 10)	(159)				¥ (159)								(159)
Repurchase of ordinary shares (Note 10), Shares | shares			(25,799)	(25,799)	25,799	25,799
Reissuance of treasury stock, Shares | shares			0	0
Exercise of share options, Shares | shares					0	0
Net income (loss) for the year	2,775								4,961				4,961		(2,186)
Share-based compensation	3,122						3,122						3,122
Foreign currency translation adjustments	9,347										9,347		9,347
Ending Balance at Feb. 29, 2024	526,144		¥ 14		¥ (56,090)		783,313		(277,339)		25,105		475,003		51,141
Ending Balance, Shares at Feb. 29, 2024 | shares			21,163,416	21,163,416
Ending Balance, Shares at Feb. 29, 2024 | shares					2,938,567	2,938,567
Disposal of a subsidiaries	339														339
Reissuance of treasury stock					¥ 5,726		(5,726)
Reissuance of treasury stock, Shares | shares			300,000	300,000	(300,000)	(300,000)
Exercise of share options	¥ 6,609		¥ 1		¥ 5,249		1,359						6,609
Exercise of share options, Shares | shares	1,137,000	1,137,000	1,137,160	1,137,160	(275,000)	(275,000)
Dividend distribution	¥ (36,598)						(36,598)						(36,598)
Net income (loss) for the year	(627)								801				801		(1,428)
Share-based compensation	5,026						5,026						5,026
Foreign currency translation adjustments	3,768										3,768		3,768
Capital contribution from non-controlling shareholders	490														490
Capital contributions from shareholder	2						2						2
Ending Balance at Feb. 28, 2025	¥ 505,153		¥ 15		¥ (45,115)		747,376		(276,538)		28,873		454,611		50,542
Ending Balance, Shares at Feb. 28, 2025 | shares	22,600,576	22,600,576	22,600,576	22,600,576
Ending Balance, Shares at Feb. 28, 2025 | shares	2,363,567	2,363,567			2,363,567	2,363,567
Deregistration of subsidiaries	¥ (8,811)														(8,811)
Reissuance of treasury stock, Shares | shares			0	0
Return capital to non-controlling shareholder	(171)														(171)
Exercise of share options	¥ 78						78						78
Exercise of share options, Shares | shares	14,000	14,000	13,800	13,800	0	0
Net income (loss) for the year	¥ 29,091	$ 4,240							30,787				30,787		(1,696)
Share-based compensation	1,651						1,651						1,651
Foreign currency translation adjustments	(13,498)	(1,968)									(13,498)		(13,498)
Capital contribution from non-controlling shareholders	1,289	188													1,289
Ending Balance at Feb. 28, 2026	¥ 514,782	$ 75,063	¥ 15	$ 2	¥ (45,115)	$ (6,579)	¥ 749,105	$ 109,232	¥ (245,751)	$ (35,835)	¥ 15,375	$ 2,242	¥ 473,629	$ 69,062	¥ 41,153	$ 6,001
Ending Balance, Shares at Feb. 28, 2026 | shares	22,614,376	22,614,376	22,614,376	22,614,376
Ending Balance, Shares at Feb. 28, 2026 | shares	2,363,567	2,363,567			2,363,567	2,363,567